Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information
Entity Registrant Name	OneMain Holdings, Inc.
Entity Central Index Key	0001584207
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false